Pioneer Variable Contracts Trust
Pioneer Select Mid Cap Growth

VCT Portfolio
Class I Shares
Schedule of Investments  |  September 30, 2023

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.8%
	Common Stocks — 97.4% of Net Assets
	Aerospace & Defense — 1.2%
5,042(a)	Axon Enterprise, Inc.	$ 1,003,308
	Total Aerospace & Defense	$1,003,308
	Air Freight & Logistics — 0.5%
7,387(a)	GXO Logistics, Inc.	$ 433,247
	Total Air Freight & Logistics	$433,247
	Beverages — 1.5%
7,046(a)	Celsius Holdings, Inc.	$ 1,209,094
	Total Beverages	$1,209,094
	Biotechnology — 4.2%
3,841(a)	Alnylam Pharmaceuticals, Inc.	$ 680,241
21,714(a)	Natera, Inc.	960,844
9,455(a)	Prothena Corp. Plc	456,204
22,473(a)	Replimune Group, Inc.	384,513
18,421(a)	Vaxcyte, Inc.	939,103
	Total Biotechnology	$3,420,905
	Building Products — 1.1%
14,924(a)	Trex Co., Inc.	$ 919,766
	Total Building Products	$919,766
	Capital Markets — 4.0%
4,391	MSCI, Inc.	$ 2,252,934
11,946	Tradeweb Markets, Inc., Class A	958,069
	Total Capital Markets	$3,211,003
	Chemicals — 0.5%
1,551	Sherwin-Williams Co.	$ 395,583
	Total Chemicals	$395,583
	Communications Equipment — 1.9%
4,172(a)	Arista Networks, Inc.	$ 767,356
2,903	Motorola Solutions, Inc.	790,313
	Total Communications Equipment	$1,557,669
	Construction Materials — 1.3%
19,504	CRH Plc	$ 1,067,454
	Total Construction Materials	$1,067,454
	Consumer Staples Distribution & Retail — 0.8%
9,084(a)	BJ's Wholesale Club Holdings, Inc.	$ 648,325
	Total Consumer Staples Distribution & Retail	$648,325
	Containers & Packaging — 0.4%
65,216(a)	Ranpak Holdings Corp.	$ 354,775
	Total Containers & Packaging	$354,775
	Diversified Telecommunication Services — 0.1%
1,340	Iridium Communications, Inc.	$ 60,957
	Total Diversified Telecommunication Services	$60,957
	Electrical Equipment — 4.5%
3,044(a)	Generac Holdings, Inc.	$ 331,674

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electrical Equipment — (continued)
5,082	Rockwell Automation, Inc.	$ 1,452,791
49,922	Vertiv Holdings Co.	1,857,099
	Total Electrical Equipment	$3,641,564
	Electronic Equipment, Instruments & Components — 3.9%
20,558	Amphenol Corp., Class A	$ 1,726,666
51,813(a)	Flex, Ltd.	1,397,915
	Total Electronic Equipment, Instruments & Components	$3,124,581
	Energy Equipment & Services — 0.6%
25,710	TechnipFMC Plc	$ 522,941
	Total Energy Equipment & Services	$522,941
	Entertainment — 1.3%
6,645(a)	Spotify Technology S.A.	$ 1,027,583
	Total Entertainment	$1,027,583
	Financial Services — 0.9%
22,259(a)	Flywire Corp.	$ 709,839
	Total Financial Services	$709,839
	Food Products — 0.9%
3,545	Hershey Co.	$ 709,284
	Total Food Products	$709,284
	Ground Transportation — 2.0%
4,711	ArcBest Corp.	$ 478,873
9,091	TFI International, Inc.	1,167,375
	Total Ground Transportation	$1,646,248
	Health Care Equipment & Supplies — 7.0%
3,014(a)	IDEXX Laboratories, Inc.	$ 1,317,932
3,287(a)	Inspire Medical Systems, Inc.	652,272
5,655(a)	Insulet Corp.	901,916
4,134(a)	Penumbra, Inc.	1,000,056
7,649	ResMed, Inc.	1,131,058
3,196(a)	Shockwave Medical, Inc.	636,323
	Total Health Care Equipment & Supplies	$5,639,557
	Health Care Providers & Services — 3.2%
40,852(a)	agilon health, Inc.	$ 725,532
3,936(a)	Molina Healthcare, Inc.	1,290,575
17,498(a)	Option Care Health, Inc.	566,060
	Total Health Care Providers & Services	$2,582,167
	Health Care Technology — 1.4%
5,676(a)	Veeva Systems, Inc., Class A	$ 1,154,782
	Total Health Care Technology	$1,154,782
	Hotels, Restaurants & Leisure — 2.7%
994(a)	Chipotle Mexican Grill, Inc.	$ 1,820,839
69,705(a)	Genius Sports, Ltd.	371,528
	Total Hotels, Restaurants & Leisure	$2,192,367

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Shares		Value
	Household Durables — 1.2%
3,812(a)	TopBuild Corp.	$ 959,099
	Total Household Durables	$959,099
	Insurance — 0.9%
2,040	Everest Group, Ltd.	$ 758,207
	Total Insurance	$758,207
	Interactive Media & Services — 0.4%
21,795(a)	Bumble, Inc., Class A	$ 325,181
	Total Interactive Media & Services	$325,181
	IT Services — 3.2%
12,387(a)	Cloudflare, Inc., Class A	$ 780,877
5,334(a)	MongoDB, Inc.	1,844,817
	Total IT Services	$2,625,694
	Life Sciences Tools & Services — 2.4%
9,971	Agilent Technologies, Inc.	$ 1,114,957
5,435(a)	Repligen Corp.	864,220
	Total Life Sciences Tools & Services	$1,979,177
	Media — 2.0%
20,276(a)	Trade Desk, Inc., Class A	$ 1,584,569
	Total Media	$1,584,569
	Metals & Mining — 0.5%
9,029	Teck Resources, Ltd., Class B	$ 389,060
	Total Metals & Mining	$389,060
	Oil, Gas & Consumable Fuels — 3.2%
58,449	Comstock Resources, Inc.	$ 644,692
13,024	Hess Corp.	1,992,672
	Total Oil, Gas & Consumable Fuels	$2,637,364
	Professional Services — 4.9%
128,163(a)	Clarivate Plc	$ 859,974
8,640	Thomson Reuters Corp.	1,056,845
8,714	Verisk Analytics, Inc.	2,058,595
	Total Professional Services	$3,975,414
	Semiconductors & Semiconductor Equipment — 9.5%
20,325(a)	Advanced Micro Devices, Inc.	$ 2,089,816
1,305	ASM International NV	548,435
3,280(a)	Axcelis Technologies, Inc.	534,804
8,255	BE Semiconductor Industries NV	811,667
28,034(a)	Credo Technology Group Holding, Ltd.	427,519
9,096(a)	Lattice Semiconductor Corp.	781,619
2,218	Monolithic Power Systems, Inc.	1,024,716
7,723(a)	Onto Innovation, Inc.	984,837
8,571(a)	Rambus, Inc.	478,176
	Total Semiconductors & Semiconductor Equipment	$7,681,589
	Software — 10.6%
15,550(a)	Confluent, Inc., Class A	$ 460,435
7,141(a)	Crowdstrike Holdings, Inc., Class A	1,195,261
14,507(a)	Datadog, Inc., Class A	1,321,443

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Software — (continued)
15,916(a)	Fortinet, Inc.	$ 933,951
3,019(a)	HubSpot, Inc.	1,486,857
8,827(a)	Procore Technologies, Inc.	576,580
5,664(a)	Synopsys, Inc.	2,599,606
	Total Software	$8,574,133
	Specialized REITs — 1.5%
20,039	Iron Mountain, Inc.	$ 1,191,318
	Total Specialized REITs	$1,191,318
	Specialty Retail — 6.6%
645(a)	AutoZone, Inc.	$ 1,638,294
8,143(a)	Floor & Decor Holdings, Inc., Class A	736,941
7,900	Ross Stores, Inc.	892,305
4,274	Tractor Supply Co.	867,836
2,952(a)	Ulta Beauty, Inc.	1,179,176
	Total Specialty Retail	$5,314,552
	Textiles, Apparel & Luxury Goods — 1.7%
2,113(a)	Lululemon Athletica, Inc.	$ 814,794
11,621(a)	Skechers USA, Inc., Class A	568,848
	Total Textiles, Apparel & Luxury Goods	$1,383,642
	Trading Companies & Distributors — 2.9%
5,856	WESCO International, Inc.	$ 842,210
2,207	WW Grainger, Inc.	1,526,891
	Total Trading Companies & Distributors	$2,369,101
	Total Common Stocks (Cost $62,694,567)	$78,981,099

	SHORT TERM INVESTMENTS — 1.4% of Net Assets
	Open-End Fund — 1.4%
1,112,236(b)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 1,112,236
		$1,112,236
	TOTAL SHORT TERM INVESTMENTS (Cost $1,112,236)	$1,112,236
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.8% (Cost $63,806,803)	$80,093,335
	OTHER ASSETS AND LIABILITIES — 1.2%	$964,213
	net assets — 100.0%	$81,057,548

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$78,981,099	$—	$—	$78,981,099
Open-End Fund	1,112,236	—	—	1,112,236
Total Investments in Securities	$80,093,335	$—	$—	$80,093,335
During the period ended September 30, 2023, there were no transfers in or out of Level 3.